EARNINGS/(LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Schedule of Diluted Earnings Per Ordinary Share
	June 30, 2022	June 30, 2021
Basic earnings per share denominator	117,158,466	83,606,810

Potentially Dilutive Instruments:
Issuable on conversion of Exchangeable notes	2,858,707	18,263,254
Issuable on conversion of Convertible note	7,912,148	-
Issuable on exercise of options	1,290,542	6,162,708
Issuable on exercise of warrants	8,508,287	-
Diluted earnings per share denominator	137,728,150	108,032,772

Schedule of Profit After Tax Diluted Earnings Per Ordinary Share Calculation
	June 30, 2022 US$’000	June 30, 2021 US$‘000
Profit/(loss) after tax for the period	(21,985)	819
Fair value adjustments of derivative financial instruments related to Exchangeable Notes	-	(1,017)
Fair value adjustments of derivative financial instruments related to warrants	130	-
Cash interest expense for Exchangeable notes	292	1,998
Accretion interest on Exchangeable notes	84	323
Accretion interest on Convertible note	120	-
Cash interest expense for Convertible note	49	-
Adjusted profit/(loss) after tax	(21,310)	2,123